Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000722885
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017